Condensed Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 169,558	$ 277,583
Prepaid expenses - short term	325,445	724,066
Deferred offering costs associated with IPO			$ 127,691
Total current assets	495,003	1,001,649	127,691
Prepaid expenses - long term		113,073
Cash and marketable securities held in Trust Account	347,127,888	345,105,681
Total Assets	347,622,891	346,220,403	127,691
Current liabilities:
Accounts payable and accrued expenses	2,806,051	2,579,641	108,185
Convertible promissory note	482,000
Total current liabilities	3,288,051	2,579,641	108,185
Warrant Liabilities	1,935,916	8,488,250
Deferred underwriters' discount payable	12,075,000	12,075,000
Total Liabilities	17,298,967	23,142,891	108,185
Class A Ordinary shares subject to possible redemption 34,500,000 and 0 shares subject to possible redemption at redemption value at September 30, 2022 and December 31, 2021, respectively	347,127,888	345,000,000
Shareholders' Deficit:
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 8,625,000 shares issued and outstanding at September 30, 2022 and December 31, 2021	863	863	863
Additional paid-in capital			24,137
Accumulated deficit	(16,804,827)	(21,923,351)	(5,494)
Total Shareholders' Deficit	(16,803,964)	(21,922,488)	19,506
Total Liabilities, Redeemable Ordinary Shares and Shareholders' Deficit	$ 347,622,891	$ 346,220,403	$ 127,691